Loans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Deferred Income	$ 9,400,000	$ 7,300,000
Deposit Liabilities Reclassified as Loans Receivable	2,300,000	3,300,000
Troubled Debt Restructuring, Classification removed	2,500,000	7,700,000
Partial charge-offs on impaired loans	32,480,000	63,272,000
Allowance for loans individually evaluated for impairment	3,660,000	10,451,000
Recorded investment, related to loans	9,300,000	21,400,000
Loans 90 days past due and still accruing	2,709,000	1,727,000
TDRs included in nonaccrual loan totals	47,500,000	76,300,000
Nonaccrual TDRs considered current	15,700,000	50,600,000
TDRs included in accruing loan totals	16,300,000	18,800,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	1,400,000	4,000,000
Specific reserves related to troubled debt restructuring	2,400,000	7,500,000
Additional specific reserves related to troubled debt restructuring	700,000	1,100,000
Modified substandard commercial loans, total recorded investment	987,000	878,000
Modified substandard consumer loans total recorded investment	19,900,000	24,200,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	700,000	5,500,000
Recorded investment modified as TDRs	2,009,000	7,379,000
Other real estate owned	22,600,000	34,600,000
With no related allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	32,400,000	58,100,000
With an allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	0	5,200,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	1,133,000	1,016,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	45,700,000	49,700,000
New loan made to related party	6,000,000	500,000
Repayment of loans due from related party	14,100,000	10,000,000
Increase (Decrease) in Customer Advances	6,400,000	11,900,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded investment modified as TDRs	314,000	397,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Recorded investment modified as TDRs	1,700,000	7,000,000
Loans receivable | Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	$ 36,000,000	$ 37,700,000